Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2020
Related Party Transactions and Balances
Related Party Transactions and Balances

20.	Related Party Transactions and Balances
The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Purchases of goods and services	162,992	87,597	35,131
Transfer of/ (acquire of) long-term investments*	3,250	539,646	(110,039)
Purchase of noncontrolling interests of Chaodian Inc. (“Chaodian”) (See note 24)	—	—	257,288
Investment income*	—	73,884	—
The Group had the following significant related party balances as of December 31, 2018, 2019 and 2020, respectively:

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Amount due from related parties
Due from an investment fund*	—	170,535	74,235
Due from an equity investee**	—	24,755	90,497

Total	—	195,290	164,732

Amount due to related parties	50,331	—	—

*
The transactions in 2018 referred to the investments transferred to an entity controlled by the Group’s major shareholders. In June 2019, to focus the Company’s efforts and resources on its core businesses, the Company transferred several equity investments of the Group to an investment fund. The Group contributed a total of RMB220.0 million cash into this fund as a limited partner, which is accounted for as an equity method investment. The cost of the equity investments transferred was RMB465.8 million. The consideration was RMB539.6 million, which was based on the estimated fair value of the investments. The difference between the consideration and cost of the investments was recognized as investment income. In July 2020, the Company acquired certain equity interests of two investments from the investment fund. The consideration was RMB110.0 million. The balances due from an investment fund as of December 31, 2019 and December 31, 2020 were consideration receivables related to the equity investments transferred in 2019 and dividend receivables
,
which is non-trade in nature.

**
The balances as of December 31, 2020 mainly represent interest-bearing loans and interest expenses of RMB105.6 million related to an equity investee
,
 which is non-trade in nature
 and partially offset by the trade payables to the equity investee.
 The annual interest rates of the loans were 2.8% and all the loans were within one year.

Amount due to related parties as of December 31, 2018 was trade in nature.